Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001593538
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Navient LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-36228
Entity Tax Identification Number	46-4054283
Entity Address, Address Line One	13865 Sunrise Valley Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	302
Local Phone Number	283-8000
Entity Information, Former Legal or Registered Name	Navient Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false